Schedule of Common Stock Reflected on Balance Sheet Reconciled (Details) - USD ($)		3 Months Ended				9 Months Ended		12 Months Ended
	Feb. 18, 2022	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2022	Sep. 30, 2024	Dec. 31, 2022	Dec. 31, 2023
Gross Proceeds	$ 117,300,000							$ 117,300,000
Common Class A [Member]
Balance		$ 26,262,604	$ 25,922,167	$ 61,226,803		$ 61,226,803	$ 117,300,000	118,466,326
Redemption of Class A common stock				(36,281,990)				(64,238,888)
Remeasurement of carrying value to redemption value		343,991	340,437	615,511				6,552,136
Due from Sponsor				361,843		361,843		447,229
Balance		$ 26,606,595	$ 26,262,604	$ 25,922,167	$ 117,300,000	26,606,595	118,466,326	61,226,803
Gross Proceeds					115,000,000
Proceeds allocated to public warrants					(1,067,463)
Temporary equity offering costs					(5,635,551)
Remeasurement of carrying value to redemption value					$ 9,003,014	$ 36,281,990	$ 1,166,326	$ 6,552,136